Shareholder Report, Holdings (Details)	May 31, 2026
C000174964 | Top10HoldingU.S. Treasury BondsBNY-912810SZ2
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000174964 | Top10HoldingU.S. Treasury NotesBNY-91282CJX0
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000174964 | Top10HoldingFederal National Mortgage Assn.BNY-31418DVA7
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000174964 | Top10HoldingFederal Home Loan MortgageBNY-3142GVJY8
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174964 | Top10HoldingGovernment National Mortgage Assn.BNY-21H052660
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174964 | Top10HoldingUMBSBNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174964 | Top10HoldingCarvana Auto Receivables TrustBNY-14689FAF2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174964 | Top10HoldingEFMTBNY-26846YAC2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174964 | Top10HoldingCross Mortgage TrustBNY-22790AAA3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174964 | Top10HoldingJPMorgan Mortgage TrustBNY-46594RAB1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174964 | Other0BNY-12675UAA0
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000174964 | 0BNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000174964 | 0BNY-91282CJX0
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000174964 | 0BNY-78403DBD1
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000174964 | 0BNY-92842NAA6
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000174964 | 0BNY-22790AAA3
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000174964 | 0BNY-BL5276821
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000174964 | 0BNY-BNT8674
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174964 | 0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174964 | 0BNY-12675UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174965 | Top10HoldingU.S. Treasury BondsBNY-912810SZ2
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000174965 | Top10HoldingU.S. Treasury NotesBNY-91282CJX0
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000174965 | Top10HoldingFederal National Mortgage Assn.BNY-31418DVA7
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000174965 | Top10HoldingFederal Home Loan MortgageBNY-3142GVJY8
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174965 | Top10HoldingGovernment National Mortgage Assn.BNY-21H052660
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174965 | Top10HoldingUMBSBNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174965 | Top10HoldingCarvana Auto Receivables TrustBNY-14689FAF2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174965 | Top10HoldingEFMTBNY-26846YAC2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174965 | Top10HoldingCross Mortgage TrustBNY-22790AAA3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174965 | Top10HoldingJPMorgan Mortgage TrustBNY-46594RAB1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174965 | Other0BNY-12675UAA0
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000174965 | 0BNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000174965 | 0BNY-91282CJX0
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000174965 | 0BNY-78403DBD1
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000174965 | 0BNY-92842NAA6
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000174965 | 0BNY-22790AAA3
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000174965 | 0BNY-BL5276821
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000174965 | 0BNY-BNT8674
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174965 | 0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174965 | 0BNY-12675UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174966 | Top10HoldingU.S. Treasury BondsBNY-912810SZ2
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000174966 | Top10HoldingU.S. Treasury NotesBNY-91282CJX0
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000174966 | Top10HoldingFederal National Mortgage Assn.BNY-31418DVA7
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000174966 | Top10HoldingFederal Home Loan MortgageBNY-3142GVJY8
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000174966 | Top10HoldingGovernment National Mortgage Assn.BNY-21H052660
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174966 | Top10HoldingUMBSBNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000174966 | Top10HoldingCarvana Auto Receivables TrustBNY-14689FAF2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174966 | Top10HoldingEFMTBNY-26846YAC2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174966 | Top10HoldingCross Mortgage TrustBNY-22790AAA3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174966 | Top10HoldingJPMorgan Mortgage TrustBNY-46594RAB1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174966 | Other0BNY-12675UAA0
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000174966 | 0BNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000174966 | 0BNY-91282CJX0
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000174966 | 0BNY-78403DBD1
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000174966 | 0BNY-92842NAA6
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000174966 | 0BNY-22790AAA3
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000174966 | 0BNY-BL5276821
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000174966 | 0BNY-BNT8674
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174966 | 0BNY-74514L3T2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174966 | 0BNY-12675UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%